SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of share option plan
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,655,721	4.31	6.05	802
Options granted	853,840	1.67
Options exercised	(70,383)	1.05
Options forfeited	(419,652)	4.29
Options expired	(390,783)	5.03

Options outstanding at end of year	8,628,743	4.05	5.52	796

Exercisable at end of year	6,366,415	4.90	4.43	453

Schedule Of RSUs activity
	Number of RSUs	Weighted average grant date per value
		$

Unvested RSUs at beginning of year	317,350	1.70
RSUs granted	376,480	1.50
RSUs vested	(79,486)	1.70
RSUs forfeited	(44,418)	1.60
RSUs net settled	(2,526)	1.69

Unvested RSUs at end of year	567,400	1.57

Schedule of stock-based compensation expenses
	Year ended December 31,
	2025	2024	2023

Research and development expenses	$829	$1,460	$1,933
Marketing and business development expenses	99	115	(41)
General and administrative expenses	953	1,448	1,658

	$1,881	$3,023	$3,550